Related Party Transactions - Nature and Amounts of Transactions Entered into with Related Parties (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended		0 Months Ended
	Dec. 31, 2013 Business	Dec. 31, 2012	Jul. 29, 2013 UCI International and Autoparts Holding [Member]	Jul. 29, 2012 UCI International and Autoparts Holding [Member]
Related Party Transaction [Line Items]
Costs incurred	$ 7.6	$ 27.0
Initial term of agreement			1 year	1 year
Additional renewal period			1 year	1 year
Agreement termination period due to prior written notice			120 days	120 days
Number of related businesses	2
Percentage of transfer price markup	8.00%